LOANS, FINANCING AND DEBENTURES - Sustainability Linked Loan (Details) R$ in Thousands, $ in Thousands										1 Months Ended
	Dec. 14, 2023 USD ($)	Sep. 18, 2023 BRL (R$)	Aug. 25, 2023 USD ($)	Aug. 25, 2023 BRL (R$)	Aug. 15, 2023 BRL (R$)	Aug. 09, 2023 BRL (R$)	Jun. 29, 2023 BRL (R$)	Jun. 22, 2023 BRL (R$)	Dec. 22, 2022 USD ($)	Dec. 22, 2022 USD ($)	Dec. 14, 2023 BRL (R$)	Jun. 21, 2023 USD ($)	Jun. 21, 2023 BRL (R$)	Dec. 22, 2022 BRL (R$)
Sustainability Linked Loan ("SLL") | International Finance Corporation (IFC) A&B Loan
LOANS, FINANCING AND DEBENTURES
Maximum borrowing capacity									$ 600,000	$ 600,000				R$ 2,891,520
Sustainability Linked Loan ("SLL") | International Finance Corporation (IFC) A-Loan
LOANS, FINANCING AND DEBENTURES
Maximum borrowing capacity									$ 250,000	$ 250,000				R$ 1,204,800
Grace period									6 years
Sustainability Linked Loan ("SLL") | International Finance Corporation (IFC) A-Loan | SOFR
LOANS, FINANCING AND DEBENTURES
Basis spread (as a percent)									1.80%	1.80%				1.80%
Interest rate basis										Term SOFR + 1.80% p.a.
Sustainability Linked Loan ("SLL") | International Finance Corporation (IFC) B-Loan
LOANS, FINANCING AND DEBENTURES
Maximum borrowing capacity									$ 350,000	$ 350,000				R$ 1,686,720
Grace period									5 years
Sustainability Linked Loan ("SLL") | International Finance Corporation (IFC) B-Loan | SOFR
LOANS, FINANCING AND DEBENTURES
Basis spread (as a percent)									1.60%	1.60%				1.60%
Interest rate basis									Term SOFR + 1.60% p.a.
Sustainability Linked Loan ("SLL") | International Finance Corporation (IFC) B-Loan Tranche 2 [Member]
LOANS, FINANCING AND DEBENTURES
Maximum borrowing capacity	$ 195,000										R$ 953,784
Grace period	6 years
Sustainability Linked Loan ("SLL") | International Finance Corporation (IFC) B-Loan Tranche 2 [Member] | SOFR
LOANS, FINANCING AND DEBENTURES
Basis spread (as a percent)	1.80%										1.80%
Interest rate basis	Term SOFR + 1.80% p.a.
Advance of exchange contract (ACC) [Member] | BNB Paribas [Member]
LOANS, FINANCING AND DEBENTURES
Basis spread (as a percent)												6.52%	6.52%
Advance of exchange contract (ACC) [Member] | BNB Paribas [Member] | June 2024
LOANS, FINANCING AND DEBENTURES
Maximum borrowing capacity												$ 35,000	R$ 168,672
Debentures
LOANS, FINANCING AND DEBENTURES
Notes and debentures issued							R$ 1,000,000
Debentures | Not later than seven years
LOANS, FINANCING AND DEBENTURES
Notes and debentures issued							500,000
Debentures | Later than seven years and not later than ten years [member]
LOANS, FINANCING AND DEBENTURES
Notes and debentures issued							R$ 500,000
Debentures | Later than ten years and not later than fifteen years [member]
LOANS, FINANCING AND DEBENTURES
Notes and debentures issued		R$ 2,000,000
Debentures | IPCA [Member] | Not later than seven years
LOANS, FINANCING AND DEBENTURES
Basis spread (as a percent)							6.0188%
Interest rate basis							IPCA + 6.0188% p.a.
Debentures | IPCA [Member] | Later than seven years and not later than ten years [member]
LOANS, FINANCING AND DEBENTURES
Basis spread (as a percent)							6.2477%
Interest rate basis							IPCA + 6.2477% p.a.
Debentures | IPCA [Member] | Later than ten years and not later than fifteen years [member]
LOANS, FINANCING AND DEBENTURES
Basis spread (as a percent)		6.1889%
Interest rate basis		IPCA + 6.1889% p.a.
Rural Credit Note [Member] | CDI | Not later than seven years
LOANS, FINANCING AND DEBENTURES
Basis spread (as a percent)						1.25%
Interest rate basis						CDI + 1.25% p.a.
Rural Credit Note [Member] | CDI | June 2026 [Member]
LOANS, FINANCING AND DEBENTURES
Basis spread (as a percent)						0.99%
Interest rate basis						CDI + 0.99% p.a.
Rural Credit Note [Member] | CDI | August 2026 [Member]
LOANS, FINANCING AND DEBENTURES
Basis spread (as a percent)						1.03%
Interest rate basis						CDI + 1.03% p.a.
Rural Credit Note [Member] | Banco Safra [Member] | Not later than seven years
LOANS, FINANCING AND DEBENTURES
Maximum borrowing capacity						R$ 2,000,000
Rural Credit Note [Member] | Banco Safra [Member] | CDI
LOANS, FINANCING AND DEBENTURES
Maximum borrowing capacity						R$ 1,616,500
Export Prepayment Agreements ("EPP") | Bank JP Morgan [Member] | January 2029
LOANS, FINANCING AND DEBENTURES
Repayments of borrowings, classified as financing activities			$ 150,961	R$ 736,266
Export Prepayment Agreements ("EPP") | Bank JP Morgan [Member] | June 2024
LOANS, FINANCING AND DEBENTURES
Repayments of borrowings, classified as financing activities			$ 118,653	R$ 587,333
Export Prepayment Agreements ("EPP") | Bank JP Morgan [Member] | SOFR
LOANS, FINANCING AND DEBENTURES
Interest rate basis			Term SOFR 6M + 1.93% p.a.	Term SOFR 6M + 1.93% p.a.
Export Prepayment Agreements ("EPP") | Bank JP Morgan [Member] | SOFR | January 2029
LOANS, FINANCING AND DEBENTURES
Basis spread (as a percent)			1.93%	1.93%
Export Prepayment Agreements ("EPP") | Bank JP Morgan [Member] | SOFR | June 2024
LOANS, FINANCING AND DEBENTURES
Basis spread (as a percent)			7.70%	7.70%
Interest rate basis			pre-fixed rate in reais of 7.70% p.a.	pre-fixed rate in reais of 7.70% p.a.
CRA contract | IPCA [Member]
LOANS, FINANCING AND DEBENTURES
Maximum borrowing capacity					R$ 561,502			R$ 685,239			R$ 741,228
Basis spread (as a percent)	6.1346%				5.9844%			5.9844%			6.1346%
Interest rate basis	IPCA + 6.1346% p.a.				IPCA + 5.9844% p.a.			IPCA + 5.9844% p.a.